SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 73,686,733	$ 2,195,954	$ 12,139,500
Diamond Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	15,152,777
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	58,118,001	1,149,163
Information Service [Member]
Segment Reporting Information [Line Items]
Total revenues	415,955	884,329	1,608,519
Interactive Toy Animation Series [Member]
Segment Reporting Information [Line Items]
Total revenues		6,903	657,619
Interactive Toys Game Series [Member]
Segment Reporting Information [Line Items]
Total revenues		155,559	8,723,480
Mobile Game [Member]
Segment Reporting Information [Line Items]
Total revenues			$ 1,149,882